Earnings (Loss) Per Share (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019

Numerator:
Net Income (loss)	$(829,030)	$(1,150,716)	$(1,261,662)	$(774,064)

Denominator:
Weighted average shares outstanding:
Basic	5,298,159	3,480,676	5,298,159	3,356,916
Diluted	5,298,159	3,480,676	5,298,159	3,356,916

Basic income (loss) per share	$(0.16)	$(0.33)	$(0.24)	$(0.23)
Diluted income (loss) per share	$(0.16)	$(0.33)	$(0.24)	$(0.23)

	Years Ended December 31,
	2019	2018

Numerator:
Net Income (loss)	$(427,795)	$1,055,972

Denominator:
Weighted average shares outstanding:
Basic	4,447,681	3,234,501
Diluted	4,447,681	3,234,501

Basic income (loss) per share	(0.10)	0.33
Diluted income (loss) per share	(0.10)	0.33

Pro forma C-corporation Earnings per share:

Numerator
Net Income	$489,368	$763,437

Denominator:
Weighted average shares outstanding:
Basic	4,447,681	3,234,501
Diluted	4,447,681	3,234,501

Basic income per share	0.11	0.24
Diluted income per share	0.11	0.24

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Below is a schedule of the potential share issuances arising from these contingencies that were excluded from the calculations above:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019

Earnout provision, includes new shares of common stock to be issued to former Peck Electric Co. shareholders	898,473	-	898,473	-
Earnout provision, includes new shares of Common Stock that may be issued to Exit Strategy	11,231	11,231	11,231	11,231
Earnout provision, including new shares of Common Stock that may be issued to holders of forfeited and canceled shares	257,799	257,799	257,799	257,799
Option to purchase Common Stock, from Jensyn’s IPO	429,000	429,000	429,000	429,000
Warrants to purchase Common Stock, from Jensyn’s IPO	2,292,250	2,292,250	2,292,250	2,292,250
Warrants to purchase Common Stock, from Solar Project Partners, LLC. Exchange and Subscription Agreement	275,000	-	275,000	-
Conversion of Preferred Stock to Common Stock from GreenSeed Investors, LLC Exchange and Subscription Agreement	200,000	-	200,000	-

Below is a schedule of the potential shares arising from these contingencies that were excluded from the calculations above:

	Years Ended December 31,
	2019	2018

Earnout provision, includes new shares of Common Stock that may be issued to former Peck Electric Co. shareholders	898,473	0
Earnout provision, includes new shares of Common Stock that may be issued to Exit Strategy	11,231	0
Earnout provision, including new shares of Common Stock that may be issued to holders of forfeited and canceled shares	257,799	0
Option to purchase Common Stock, from Jensyn’s IPO	429,000	0
Warrants to purchase Common Stock, from Jensyn’s IPO	2,292,250	0